Interest and other expense, net (Tables)	12 Months Ended
Sep. 30, 2021
Interest and other expense, net
Interest and Other Expense, Net
Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2021	2020	2019
Interest income	$(4,822)	$(4,233)	$(6,225)
Interest expense (1)	21,275	10,427	3,911
Foreign exchange loss	1,110	3,382	7,860
Other, net	(6,766)	1,860	(3,687)

	$10,797	$11,436	$1,859

(1)	For further details, please see Note 12 to the consolidated financial statements.